FAIR VALUE MEASUREMENTS - Short-Term Investments (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Fair Value Disclosures [Abstract]
Time deposits and certificates of deposit with banks	$ 181	$ 157
Money market investments	0	1,368
Total short-term investments	$ 181	$ 1,525